Consolidated Statements of Comprehensive Income (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 286,084	$ 269,266	$ 535,199	$ 499,492
(Loss) gain related to cash flow hedges	(1,855)	(55,489)	2,129	(72,951)
Actuarial gains (losses) on defined benefit pension plans	1,782	1,220	3,565	2,410
(Loss) gain related to foreign currency translation	47,405	(184,969)	166,358	(309,906)
Income tax (expense) benefit related to components of other comprehensive income	(4,696)	14,271	(8,847)	19,152
Other comprehensive income (loss), net of tax	42,636	(224,967)	163,205	(361,295)
Total comprehensive income	328,720	44,299	698,404	138,197
Comprehensive income attributable to noncontrolling interests	(26,080)	(21,212)	(54,762)	(39,207)
Comprehensive income attributable to the Company	$ 302,640	$ 23,087	$ 643,642	$ 98,990